Commitments and Contingencies - Schedule of Mining Units and Exploration Projects (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies - Schedule of Mining Units and Exploration Projects (Details) [Line Items]
Operating year expense	S/ 987	S/ 1,180	S/ 1,199
Rioja [Member]
Commitments and Contingencies - Schedule of Mining Units and Exploration Projects (Details) [Line Items]
Resource	Limestone
Resolution Number	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM
Year of approval	2014
Program approved	EIS
Operating year expense	S/ 665	851	879
Tembladera [Member]
Commitments and Contingencies - Schedule of Mining Units and Exploration Projects (Details) [Line Items]
Resource	Limestone
Resolution Number	RD304-18-PRODUCE/DVMYPE-I/DIGGAM
Year of approval	2018
Program approved	EAMP
Operating year expense	S/ 322	S/ 329	S/ 320